Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement	Dec. 31, 2020 USD ($)
Schedule of fair value measurement [Abstract]
Opening balance
Issuance of convertible loan	50,000,000
Loss on change in fair value of convertible loan	15,258,333
Conversion of convertible loan	(65,258,333)
Total